Net Earnings Per Share	12 Months Ended
Dec. 31, 2014
Net Earnings Per Share [Abstract]
Net Earnings Per Share

Note 04. Net Earnings Per Share

The calculation of net earnings per share — basic was as follows:

Year Ended December 31	2014	2013	2012
Net earnings available to common shareholders	$427.6	$288.0	$197.6
Weighted-average common shares outstanding (in millions)	79.5	78.0	79.5
Net earnings per share — basic	$5.38	$3.69	$2.49

The calculation of net earnings per share — diluted was as follows:

Year Ended December 31	2014	2013	2012
Net earnings available to common shareholders	$427.6	$288.0	$197.6
Weighted-average common shares outstanding (in millions)	79.5	78.0	79.5
Effect of dilutive securities — stock options (in millions)	0.6	0.8	0.3
Effect of other share-based awards (in millions)	0.6	0.8	0.3
	80.7	79.6	80.1
Net earnings per share — diluted	$5.30	$3.62	$2.47

There were certain share-based awards excluded from the calculation of net earnings per share — diluted for the year ended December 31, 2014, 2013 and 2012, respectively, as the exercise prices for these awards were greater than the average market price of the common shares during the period. The number, exercise prices and weighted-average remaining life of these antidilutive awards were as follows:

	2014	2013	2012
Shares (in thousands)	692	995	4,257
Exercise price ranges	$76–$93	$67–$93	$40–$93
Weighted-average remaining life	4.1 years	5.2 years	4.8 years